united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 97.5%
	COMMODITY FUNDS- 3.2%
1,158	ETFS Physical Platinum Shares*	$ 104,208
31,903	iShares Gold Trust*	389,855
3,075	PowerShares DB Base Metals Fund*	51,599
	TOTAL COMMODITY FUNDS (Cost - $531,626)	545,662

	DEBT FUNDS - 27.4%
2,053	iShares 7-10 Year Treasury Bond ETF	219,363
4,904	iShares 20+ Year Treasury Bond ETF	608,292
2,229	iShares iBoxx $ Investment Grade Corporate Bond ETF	269,954
9,358	iShares Short Maturity Bond ETF	470,614
3,715	iShares TIPS Bond ETF	422,247
1,181	PIMCO 25+ Year Zero Coupon US Treasury Index ETF	135,378
3,530	PIMCO Enhanced Short Maturity Active ETF	359,213
7,228	SPDR Bloomberg Barclays High Yield Bond ETF	270,327
9,718	SPDR Bloomberg Barclays International Treasury Bond ETF*	276,380
12,972	SPDR Bloomberg Barclays Long Term Treasury ETF	928,666
4,444	SPDR DoubleLine Total Return Tactical ETF	219,223
3,361	Vanguard Emerging Markets Government Bond ETF	270,224
5,109	Vanguard Mortgage-Backed Securities ETF	269,755
	TOTAL FIXED INCOME FUNDS (Cost - $4,699,300)	4,719,636

	EQUITY FUNDS - 66.9%
921	Consumer Staples Select Sector SPDR Fund	50,950
5,393	Financial Select Sector SPDR Fund	135,310
1,048	Health Care Select Sector SPDR Fund	83,725
726	Industrial Select Sector SPDR Fund	49,593
3,798	iShares Core MSCI EAFE ETF	237,755
3,343	iShares Core S&P Mid-Cap ETF	586,663
5,580	iShares Edge MSCI USA Momentum Factor ETF	513,248
11,976	iShares MSCI ACWI ETF	805,745
2,870	iShares MSCI Frontier 100 ETF	84,034
3,711	iShares MSCI India ETF	127,510
3,407	iShares U.S. Financials ETF	373,032
2,385	iShares U.S. Medical Devices ETF	392,237
62	Materials Select Sector SPDR Fund	3,388
2,837	PowerShares QQQ Trust Series 1	406,344
17,017	PowerShares S&P 500 Low Volatility Portfolio	770,189
24,170	PowerShares S&P 500 Quality Portfolio	682,319
15,136	Schwab U.S. Large-Cap Value ETF	769,968
7,890	Schwab U.S. Small-Cap ETF	510,010
9,792	SPDR EURO STOXX 50 ETF	388,938
6,081	SPDR S&P Emerging Markets ETF	427,859
9,782	SPDR S&P Homebuilders ETF	375,140
3,841	Technology Select Sector SPDR Fund	219,552
9,891	VanEck Vectors ChinaAMC CSI300 ETF	437,182
5,328	Vanguard Financials ETF	338,541
14,910	Vanguard FTSE All-World ex-US ETF	771,145
12,417	Vanguard FTSE Emerging Markets ETF	534,055
589	Vanguard Global ex-U.S. Real Estate ETF	34,486
1,112	Vanguard REIT ETF	93,697
3,239	Vanguard S&P 500 ETF	734,087
613	Vanguard Small-Cap ETF	84,073
3,249	Vanguard Small-Cap Value ETF	403,396
1,604	WisdomTree Japan Hedged Equity Fund	83,889
	TOTAL EQUITY FUNDS (Cost - $11,267,144)	11,508,060

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $16,498,070)	16,773,358

	EXCHANGE-TRADED NOTES - 0.3%
	COMMODITY FUND- 0.3%
2,024	iPath Bloomberg Livestock Total Return Sub-Index ETN*	48,030
	TOTAL EXCHANGE-TRADED NOTES (Cost - $47,161)

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares	Security	Value
SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUND - 2.7%
473,110	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.15% +	$ 473,252
TOTAL SHORT-TERM INVESTMENTS (Cost - $473,110)

	TOTAL INVESTMENTS - 100.5% (Cost - $17,018,341) (a)	$ 17,294,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(86,860)
	NET ASSETS - 100.0%	$ 17,207,780

ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
TIPS - Treasury Inflation-Protected Securities
* Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $17,018,527 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 296,718
	Unrealized Depreciation:	(20,605)
	Net Unrealized Appreciation:	$ 276,113

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares	Security	Value
	MUTUAL FUND - 82.6%
	DEBT FUND - 82.6%
1,794,020	PIMCO High Yield Fund - Institutional Shares	$ 16,253,820
	TOTAL MUTUAL FUND (Cost - $16,200,000)

	EXCHANGE-TRADED FUNDS - 14.9%
	DEBT FUNDS - 14.9%
11,035	iShares iBoxx $ High Yield Corporate Bond ETF	981,122
51,207	PowerShares Fundamental High Yield Corporate Bond Portfolio	976,517
26,259	SPDR Bloomberg Barclays High Yield Bond ETF	982,087
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,924,084)	2,939,726

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
479,016	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.15% +	479,160
	TOTAL SHORT-TERM INVESTMENTS (Cost - $479,016)

	TOTAL INVESTMENTS - 99.9% (Cost - $19,603,100) (a)	$ 19,672,706
	OTHER ASSETS LESS LIABILITIES - 0.1%	16,503
	NET ASSETS - 100.0%	$ 19,689,209

	ETF - Exchange-Traded Fund
	+ Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $19,604,574 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 69,606
	Unrealized Depreciation:	(1,474)
	Net Unrealized Appreciation:	$ 68,132

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 98.5%
	EQUITY FUNDS - 80.2%
46,695	iShares U.S. Financials ETF	$ 5,112,636
33,611	iShares U.S. Medical Devices ETF	5,527,665
19,057	SPDR S&P 500 ETF Trust	4,702,696
70,943	SPDR S&P Emerging Markets ETF	4,991,549
144,786	SPDR S&P Homebuilders ETF	5,552,543
128,458	VanEck Vectors ChinaAMC A-Share ETF	5,677,844
73,374	Vanguard Financials ETF	4,662,184
201,359	Vanguard FTSE All-World ex-US ETF	10,414,287
	TOTAL EQUITY FUNDS (Cost - $46,513,795)	46,641,404

	DEBT FUNDS - 18.3%
43,032	iShares 20+ Year Treasury Bond ETF	5,337,689
52,196	PIMCO Enhanced Short Maturity Active ETF	5,311,465
	TOTAL DEBT FUNDS (Cost - $10,786,011)	10,649,154

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $57,299,806)	57,290,558

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
2,043,351	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.15% +	2,043,964
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,043,351)

	TOTAL INVESTMENTS - 102.0% (Cost - $59,343,157) (a)	$ 59,334,522
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0) %	(1,172,390)
	NET ASSETS - 100.0%	$ 58,162,132

	ETF - Exchange-Traded Fund
	+ Money market fund; interest rate reflects seven-day yield on July 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $59,348,132 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 282,582
	Unrealized Depreciation:	(296,192)
	Net Unrealized Depreciation:	$ (13,610)

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Funds' assets and liabilities measured at fair value:

CMG Mauldin Solutions Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 16,773,358	$ -	$ -	$ 16,773,358
Exchange-Traded Notes	48,030	-	-	48,030
Short-Term Investments	473,252	-	-	473,252
Total Assets	$ 17,294,640	$ -	$ -	$ 17,294,640

CMG Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 16,253,820	$ -	$ -	$ 16,253,820
Exchange-Traded Funds	2,939,726	-	-	2,939,726
Short-Term Investments	479,160	-	-	479,160
Total Assets	$ 19,672,706	$ -	$ -	$ 19,672,706

CMG Tactical All Asset Strategy Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 57,290,558	$ -	$ -	$ 57,290,558
Short-Term Investments	2,043,964	-	-	2,043,964
Total Assets	$ 59,334,522	$ -	$ -	$ 59,334,522

* Refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions - The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

CMG Tactical Bond Fund ("Tactical Bond") currently invests a portion of its assets in PIMCO High Yield Fund (“PIMCO”). Tactical Bond may redeem its investment from PIMCO at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of PIMCO. The financial statements of PIMCO, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of July 31, 2017, the percentage of Tactical Bond’s net assets invested in PIMCO was 82.6%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/17

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/28/17